Derivatives - Additional Information (Details)			12 Months Ended
	Aug. 12, 2015 USD ($) € / $	Mar. 02, 2015 USD ($) € / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2016 EUR (€) Contract	Dec. 31, 2015 USD ($)
Disclosure Of Derivatives [Line Items]
Cross currency interest rate swap settlement amount			$ 616,540,000
Gain on cross currency interest rate swap			13,900,000
Recognized financial expenses relating to amortization of other comprehensive income	$ 17,530,000
Ineffectiveness gain with respect to the cash flow hedge			0	$ 470,000
Gain (loss) on hedge ineffectiveness			0
Notional Amount			67,500,000
Reclassification adjustments on cash flow hedges, net of tax | Contract				0	0
Reclassified from reserves to consolidated statement of earnings as financial expenses			16,580,000	$ 7,750,000
Fair value of swap agreements in hedging relationships included in derivative liabilities			111,760,000
Fair value of swap agreements in hedging relationships included in derivative asset				52,040,000
Ineffectiveness with respect to net investment hedge			0	0
Unrealized exchange loss on translation			134,720,000	48,290,000
Gains Losses On Exchange Differences			(2,838,000)	29,646,000
Loss recognized on derivative instrument			(7,110,000)
Realized loss in income on forward foreign exchange contract				1,470,000
Unrealized loss in income				4,920,000
Derivative liabilities			111,762,000	10,516,000		$ 24,824,000
Level 3
Disclosure Of Derivatives [Line Items]
Derivative liabilities				5,594,000
Stars Fantasy Sports Subco, LLC | Level 3
Disclosure Of Derivatives [Line Items]
Remaining equity interests acquired			$ 5,950,000
Derivative liabilities				$ 5,590,000
Discount rate to determine fair value				5.70%
Derivative Instruments without Hedge Accounting
Disclosure Of Derivatives [Line Items]
Fixed foreign exchange rate				1.0978	1.0000
Gains Losses On Exchange Differences				$ 125,520,000	€ 114,340,000
March 2015 Swap Agreements
Disclosure Of Derivatives [Line Items]
Swap agreements maturity period		2019-08
Fixed foreign exchange rate | € / $		1.1102
Euro interest average rate		4.6016%
August 2015 Swap Agreements
Disclosure Of Derivatives [Line Items]
Swap agreements maturity period	2019-08
Fixed foreign exchange rate | € / $	1.094
Euro interest average rate	4.657%
First Lien Term Loan
Disclosure Of Derivatives [Line Items]
Notional amount designated in cash flow hedge relationships to hedge interest rate and foreign exchange	$ 302,000,000	$ 1,740,000,000
Reduced applicable interest rate margin	0.50%
First Lien Term Loan | Floating Interest Rate | Minimum
Disclosure Of Derivatives [Line Items]
Interest rate	5.00%	5.00%
First Lien Term Loan | LIBOR
Disclosure Of Derivatives [Line Items]
Percentage added to reference rate	4.00%	4.00%
Floor rate	1.00%	1.00%
Reduced applicable interest rate margin	3.50%
Reduced floor rate	1.00%
Swap Agreements
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount	$ 325,000,000